UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      __; Amendment Number:   __
  This Amendment (Check only one.)  ___  is a restatement.
                                           ___  adds holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Criterion Capital Management, LLC
Address:    435 Pacific Avenue, 5th Floor
            San Francisco, CA  94133

Form 13F File Number:   28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      R. Daniel Beckham
Title:     Chief Operating Officer
Phone:     (415) 834-2417

Signature, Place and Date of Signing:


R. Daniel Beckham             San Francisco, CA February 13, 2009

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                27

Form 13F Information Table Value Total:         160,385 x 1,000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

NAME OF ISSUER             TITLE OF                VALUE                SH/  PUT/  INV.    OTHER
                           CLASS       CUSIP       X1000      SHARES    PRN  CALL  DISC.   MGR           VOTING AUTH
                                                                                                      SOLE     SHR   NONE

***GIGAMEDIA LTD           COM         Y2711Y104   44689      7937694   SH         Sole               7937694
ADOBE SYSTEMS INC          COM         00724F101   2342       110000    SH         Sole                110000
ALTERA CORP                COM         021441100   2005       120000    SH         Sole                120000
AUTODESK INC               COM         052769106   2358       120000    SH         Sole                120000
BROADCOM CORP              COM         111320107   1952       115000    SH         Sole                115000
CISCO SYSTEMS INC.         COM         17275R102   1956       120000    SH         Sole                120000
CROWN CASTLE INTL CORP     COM         228227104   2022       115000    SH         Sole                115000
INTEL CORP                 COM         458140100   1979       135000    SH         Sole                135000
ISHARES TR                 COM         464287192   5065       80000     SH         Sole                 80000
ISHARES TR                 COM         464287655   10340      210000    SH         Sole                210000
ITRON INC                  COM         465741106   2358       37000     SH         Sole                 37000
KLA INSTRUMENTS CORP       COM         482480100   2026       93000     SH         Sole                 93000
LAM RESEARCH  CORP         COM         512807108   1979       93000     SH         Sole                 93000
LEAP WIRELSS INTL INC      COM         521863308   1076       40000     SH         Sole                 40000
LINEAR TECHNOLOGY          COM         535678106   1991       90000     SH         Sole                 90000
CORPORATION
MERCADOLIBRE INC           COM         58733R102   2626       160000    SH         Sole                160000
ORACLE SYSTEMS CORP        COM         68389X105   2039       115000    SH         Sole                115000
POWERSHARES QQQ TRUST      COM         73935A104   27963      940233    SH         Sole                940233
QUALCOMM INC               COM         747525103   1971       55000     SH         Sole                 55000
QUANTA SERVICES INC        COM         74762E102   2079       105000    SH         Sole                105000
S&P DEPOSITARY RECEIPTS    COM         78462F103   9475       105000    SH         Sole                105000
(SPDR)
SALESFORCE COM INC         COM         79466L302   2881       90000     SH         Sole                 90000
SEMICONDUCTOR HOLDRS TR    COM         816636203   8101       460000    SH         Sole                460000
STREETTRACKS SER TR        COM         78464A714   15585      765300    SH         Sole                765300
TW TELECOM INC             COM         87311L104   508        60000     SH         Sole                 60000
UNITED RENTALS INC.        COM         911363109   1642       180000    SH   CALL  Sole                180000
VARIAN SEMICONDUCTOR       COM         922207105   1377       76000     SH         Sole                 76000
EQUIPMENT
